SHORT TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of short term and long-term debt

(in thousands of $)	June 30,	December 31,
	2026	2025
U.S. dollar denominated floating rate debt
$66 million term tranche under the Flex Enterprise $150 Million Facility	29,478	34,391
$140 million term tranche under the $290 Million Facility	92,792	100,054
$90 million term tranche under the $270 Million Facility	65,486	73,658
$330 Million Sale and Leaseback	270,500	279,000
Flex Rainbow $180 Million Sale and Leaseback(1)	151,182	155,966
Flex Endeavour $160 Million Sale and Leaseback(1)	146,182	150,292
Flex Courageous $175 Million Sale and Leaseback(1)	166,875	171,325
Flex Resolute $175 Million Sale and Leaseback(1)	169,123	173,604
Flex Constellation $180 Million Facility	172,500	177,500
Total U.S. dollar floating rate debt	1,264,118	1,315,790

U.S. dollar denominated fixed rate debt
Flex Volunteer Sale and Leaseback	127,310	131,143
Total U.S. dollar denominated fixed rate debt	127,310	131,143

U.S. dollar denominated revolving credit facilities
$84 million revolving tranche under the Flex Enterprise $150 Million Facility	83,675	83,675
$150 million revolving tranche under the $290 Million Facility	150,000	150,000
$180 million revolving tranche under the $270 Million Facility	180,000	180,000
Total U.S. dollar denominated revolving credit facilities	413,675	413,675

Total debt	1,805,103	1,860,608

Less
Current portion of debt	(112,688)	(111,614)
Long-term portion of debt issuance costs	(9,567)	(10,416)
Long-term debt	1,682,848	1,738,578
(1)These sale and leaseback agreements are comprised of a fixed rate of interest and a floating element based on Term SOFR, plus a margin.
Schedule of capital commitments
As of June 30, 2026, the Company's only capital commitments relate to long-term debt obligations, summarized below;

(figures in thousands of $)
	Sale & Leaseback	Period repayment	Balloon repayment	Total
1 year	52,104	60,584	—	112,688
2 years	45,592	69,353	—	114,945
3 years	47,126	62,880	290,154	400,160
4 years	48,743	46,752	180,000	275,495
5 years	50,447	31,180	—	81,627
Thereafter	516,636	303,552	—	820,188
Total	760,648	574,301	470,154	1,805,103